Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AAMA Equity Fund | AAMA Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	16.39%	17.32%	(14.13%)	22.58%	12.70%	24.62%	(4.58%)
AAMA Income Fund | AAMA Income Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	3.48%	3.84%	(6.26%)	(1.37%)	2.24%	2.47%	0.89%